Financial risk management - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 200,000
Decrease in profit	$ 200,000
Percentage of decrease in net sales	20.00%
Decrease non-current borrowings	$ 200,000
Increase in profit	200,000
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	10,200,000
Other purchase commitments	0
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	19,300,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 3,100,000
Currency Risk | USD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	78.00%	97.00%
Currency Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	22.00%	3.00%
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Trades payables maturity period	6 months	6 months